Note 11 - Debt (Details) - USD ($)							12 Months Ended
	Dec. 31, 2015	Dec. 24, 2015	Sep. 30, 2015	Sep. 28, 2015	Jul. 13, 2015	Jan. 29, 2015	Dec. 31, 2015	Dec. 31, 2014	Jul. 09, 2015	Jan. 02, 2015	Jun. 19, 2014
Note 11 - Debt (Details) [Line Items]
Long-term Debt	$ 25,550,000						$ 25,550,000
Increase (Decrease) in Deferred Charges							1,579,000	$ 224,000
Central Shipping Monaco SAM [Member]
Note 11 - Debt (Details) [Line Items]
Non Recurring Financing Fee								40,000
Alpha Bank of Greece [Member]
Note 11 - Debt (Details) [Line Items]
Loans Payable to Bank, Noncurrent											$ 20,125,000
Write off of Deferred Debt Issuance Cost						$ 208,000
Long-term Debt								19,419,000
Restricted Cash and Investments								164,000
Non Recurring Arrangement Fee								151,000
Legal Fees								$ 33,000
Atlantis Ventures Ltd. [Member] | Immediate Family Member of Management or Principal Owner [Member]
Note 11 - Debt (Details) [Line Items]
Debt Instrument, Face Amount										$ 2,250,000
Debt Instrument, Interest Rate, Stated Percentage										8.00%
ABN Bank [Member]
Note 11 - Debt (Details) [Line Items]
Long-term Debt	21,700,000						21,700,000
ABN Bank [Member] | MT Eco Fleet and Hull S419 [Member]
Note 11 - Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 44,400,000					$ 42,000,000
Line of Credit Facility, Increase in Margin				0.15%
Debt Instrument, Net Asset Cover Ratio				130.00%
Total Debt To Market Adjusted Total Assets Ratio Percentage				75.00%
Minimum Free Liquidity				$ 750,000
Long-term Line of Credit	21,700,000						21,700,000
ABN Bank [Member] | MT Eco Fleet and Hull S419 [Member] | First 4 Consecutive Quarterly Installments [Member]
Note 11 - Debt (Details) [Line Items]
Number of Consecutive Quarterly Installments				4
Debt Instrument, Periodic Payment Terms, Amount to be Paid Per Installment				$ 500,000
ABN Bank [Member] | MT Eco Fleet and Hull S419 [Member] | Second 4 Consecutive Quarterly Installments [Member]
Note 11 - Debt (Details) [Line Items]
Number of Consecutive Quarterly Installments				4
Debt Instrument, Periodic Payment Terms, Amount to be Paid Per Installment				$ 512,500
ABN Bank [Member] | MT Eco Fleet and Hull S419 [Member] | Third 4 Consecutive Quarterly Installments [Member]
Note 11 - Debt (Details) [Line Items]
Number of Consecutive Quarterly Installments				4
Debt Instrument, Periodic Payment Terms, Amount to be Paid Per Installment				$ 525,000
ABN Bank [Member] | MT Eco Fleet and Hull S419 [Member] | Final 12 Consecutive Quarterly Installments [Member]
Note 11 - Debt (Details) [Line Items]
Number of Consecutive Quarterly Installments				12
Debt Instrument, Periodic Payment Terms, Amount to be Paid Per Installment				$ 387,500
ABN Bank [Member] | MT Eco Fleet [Member]
Note 11 - Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				22,200,000					21,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				11,400,000
Proceeds from Lines of Credit			$ 1,200,000		$ 21,000,000
ABN Bank [Member] | Hull S419 [Member]
Note 11 - Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				22,200,000					$ 21,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 11,400,000
Line of Credit Facility, Remaining Borrowing Capacity	$ 22,200,000						$ 22,200,000
ABN Bank [Member] | London Interbank Offered Rate (LIBOR) [Member] | MT Eco Fleet and Hull S419 [Member]
Note 11 - Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate				3.90%
Debt Instrument, LIBOR Rate	0.32%						0.32%
Family Trading [Member]
Note 11 - Debt (Details) [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity	$ 11,150,000						$ 11,150,000
Family Trading [Member] | Immediate Family Member of Management or Principal Owner [Member] | Revolving Credit Facility [Member]
Note 11 - Debt (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		9.00%
Line of Credit Facility, Maximum Borrowing Capacity		$ 15,000,000
Proceeds from Lines of Credit	2,000,000	$ 1,850,000
Long-term Line of Credit	$ 3,850,000						3,850,000
Interest Expense, Related Party							4,000
ABN Amro, Family Trading and Atlantis Ventures Facilities [Member]
Note 11 - Debt (Details) [Line Items]
Non Recurring Arrangement Fee							1,148,000
Non Recurring Financing Fee							44,000
Legal Fees							59,000
Line of Credit Facility, Commitment Fee Amount							$ 328,000